Income Taxes - Components of Deferred Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Allowance for doubtful accounts		$ 2,972	$ 2,964
Accrued liabilities not deducted for tax purposes		37,764	35,580
Asset retirement obligation		70,166	65,994
Net operating loss carry forwards		138,865	163,597
Tax credit carry forwards		4,844	3,765
Charitable contributions carry forward		9	592
Gross deferred tax assets		254,620	272,492
Less: valuation allowance		(2,331)	(3,424)
Net deferred tax assets		252,289	269,068
Deferred tax liabilities:
Property, plant and equipment		(45,160)	(48,271)
Intangibles		(314,382)	(308,266)
Investment in partnerships		(1,519)	(1,244)
Gross deferred tax liabilities		(361,061)	(357,781)
Net deferred tax liabilities		(108,772)	(88,713)
Classification in the consolidated balance sheets:
Current deferred tax assets	9,973	10,378	10,817
Current deferred tax liabilities
Noncurrent deferred tax assets
Noncurrent deferred tax liabilities	(117,337)	(119,150)	(99,530)
Net deferred tax liabilities		(108,772)	(88,713)
LAMAR MEDIA CORP [Member]
Deferred tax assets:
Allowance for doubtful accounts		2,972	2,964
Accrued liabilities not deducted for tax purposes		37,764	35,580
Asset retirement obligation		70,166	65,994
Net operating loss carry forwards		89,496	114,361
Tax credit carry forwards		19,615	18,537
Charitable contributions carry forward		9	592
Gross deferred tax assets		220,022	238,028
Less: valuation allowance		(1,760)	(2,851)
Net deferred tax assets		218,262	235,177
Deferred tax liabilities:
Property, plant and equipment		(45,160)	(48,271)
Intangibles		(313,746)	(307,630)
Investment in partnerships		(1,519)	(1,244)
Gross deferred tax liabilities		(360,425)	(357,145)
Net deferred tax liabilities		(142,163)	(121,968)
Classification in the consolidated balance sheets:
Current deferred tax assets	9,973	10,378	10,817
Current deferred tax liabilities
Noncurrent deferred tax assets
Noncurrent deferred tax liabilities	(150,806)	(152,541)	(132,785)
Net deferred tax liabilities		$ (142,163)	$ (121,968)